Cash and Cash Equivalents (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Receivables from reverse repo	₺ 3,704,160	₺ 0
Cash and cash equivalents	25,960,674	30,601,235
Gross Carrying Amount
Cash and cash equivalents
Cash in hand	359	302
Banks	25,989,168	30,621,214
Demand deposits	2,184,052	5,002,305
Time deposits	20,100,956	25,618,909
Receivables from reverse repo	3,704,160
Loss Allowance
Cash and cash equivalents
Cash and cash equivalents	₺ (28,853)	₺ (20,281)